Commitments and Contingencies Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leases [Abstract]
2017	$ 29,982
2018	16,011
2019	3,779
2020	0
2021	0
Thereafter	0
Total minimum lease payments	49,772
Less: Amount representing interest	(1,164)
Present value of net minimum capital lease payments	48,608
Less: Current portion of capital lease obligations	(28,889)	$ (26,776)
Total long-term capital lease obligations	$ 19,719	$ 30,943